EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of payments for defined benefit plans
Total cash payments for employee post-retirement benefits, consisting of cash contributed by the Company were as follows:

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

DB Plans	73	79	83
Other post-retirement benefit plans	6	6	7
Savings and DC Plans	37	29	24
	116	114	114

Schedule of change in benefit obligations, change in plan assets, and funded status
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2014 and the next required valuation will be as at January 1, 2015.

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2014	2013

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	2,224	2,142	191	186
Service cost	85	84	2	2
Interest cost	113	96	10	7
Employee contributions	4	4	—	—
Benefits paid	(102)	(83)	(7)	(7)
Actuarial loss/(gain)	302	(39)	14	(2)
Foreign exchange rate changes	32	20	6	5
Benefit obligation – end of year	2,658	2,224	216	191
Change in Plan Assets
Plan assets at fair value – beginning of year	2,152	1,825	35	32
Actual return on plan assets	246	313	2	2
Employer contributions[2]	73	79	6	6
Employee contributions	4	4	—	—
Benefits paid	(102)	(83)	(7)	(7)
Foreign exchange rate changes	25	14	3	2
Plan assets at fair value – end of year	2,398	2,152	39	35
Funded Status – Plan Deficit	(260)	(72)	(177)	(156)

1
The benefit obligation for the Company's pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes $181 million in letters of credit provided to the Canadian DB Plans for funding purposes (2013 - $134 million).

Schedule of amounts recognized in the Company's Balance Sheet for its DB plans and other post-retirement benefits plans
The amounts recognized in the Company's Balance Sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2014	2013

Intangible and Other Assets (Note 11)	—	—	14	16
Accounts Payable and Other (Note 13)	—	—	(7)	—
Other Long-Term Liabilities (Note 14)	(260)	(72)	(184)	(172)
	(260)	(72)	(177)	(156)

Schedule of benefit obligations in excess of fair value of plan assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2014	2013

Projected benefit obligation[1]	(2,658)	(2,224)	(191)	(172)
Plan assets at fair value	2,398	2,152	—	—
Funded Status – Deficit	(260)	(72)	(191)	(172)

1	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of accumulated benefit obligations in excess of fair value of plan assets for all DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Accumulated benefit obligation	(2,437)	(2,039)
Plan assets at fair value	2,398	2,152
Funded Status – (Deficit)/Surplus	(39)	113

Schedule of accumulated benefit obligations in excess of fair value of plan assets for plans not fully funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2014	2013
(millions of Canadian dollars)

Accumulated benefit obligation	(715)	(569)
Plan assets at fair value	597	537
Funded Status – Deficit	(118)	(32)

Schedule of the Company's pension plans weighted average asset allocations and target allocations by asset category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:
Asset Category

	Percentage of Plan Assets		Target Allocations[1]
at December 31	2014	2013	2014

Debt securities	31%	31%	25% to 35%
Equity securities	69%	69%	50% to 70%
Alternatives	—	—	5 % to 15%
	100%	100%

1	Target allocations were revised in November 2013 and the investment mix is being adjusted over time accordingly.

Schedule of allocation of plan assets, employer and related party securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian dollars)	2014	2013	2014	2013

Debt securities	1	2	0.1%	0.1%
Equity securities	1	2	0.1%	0.1%

Schedule of plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into three categories based on a fair value hierarchy
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian dollars)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

Asset Category
Cash and Cash Equivalents	20	17	—	—	—	—	20	17	1%	1%
Equity Securities:
Canadian	361	474	142	170	—	—	503	644	21%	29%
U.S.	516	423	35	37	—	—	551	460	23%	21%
International	218	36	147	330	—	—	365	366	15%	17%
Global	—	—	141	14	—	—	141	14	6%	1%
Emerging	7	—	80	—	—	—	87	—	3%	—%
Fixed Income Securities:
Canadian Bonds:

Federal	—	—	218	190	—	—	218	190	9%	9%
Provincial	—	—	180	154	—	—	180	154	7%	7%
Municipal	—	—	7	6	—	—	7	6	—	—
Corporate	—	—	76	77	—	—	76	77	3%	3%
U.S. Bonds:
State	—	—	47	33	—	—	47	33	2%	2%
Corporate	—	—	59	48	—	—	59	48	2%	2%
International:
Corporate	—	—	14	20	—	—	14	20	1%	1%
Mortgage Backed	—	—	39	26	—	—	39	26	2%	1%
Other Investments:
Private Equity Funds	—	—	—	—	13	18	13	18	—%	1%
Funds held on deposit	117	114			—	—	117	114	5%	5%
	1,239	1,064	1,185	1,105	13	18	2,437	2,187	100%	100%

Schedule of the net change in the Level III fair value category
The following table presents the net change in the Level III fair value category:

(millions of Canadian dollars, pre-tax)	Private Equity Funds

Balance at December 31, 2012	19
Purchases and Sales	(4)
Realized and unrealized gains	3
Balance at December 31, 2013	18
Purchases and sales	(7)
Realized and unrealized gains	2
Balance at December 31, 2014	13

Schedule of estimated future benefit payments, which reflect expected future service
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian dollars)	Pension Benefits	Other Post- Retirement Benefits

2015	102	8
2016	108	8
2017	114	9
2018	120	9
2019	127	10
2020 to 2024	728	51

Schedule of weighted average assumptions used in calculating benefit obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2014	2013	2014	2013

Discount rate	4.15%	4.95%	4.20%	5.00%
Rate of compensation increase	3.15%	3.15%	—	—

Schedule of significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2014	2013	2012	2014	2013	2012

Discount rate	4.95%	4.35%	5.05%	5.00%	4.35%	5.10%
Expected long-term rate of return on plan assets	6.90%	6.70%	6.70%	4.60%	4.60%	6.40%
Rate of compensation increase	3.15%	3.15%	3.15%	—	—	—

Schedule of effects of a one per cent change in assumed health care cost trend rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian dollars)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	14	(12)

Schedule of the Company's net benefit cost
The Company's net benefit cost is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian dollars)	2014	2013	2012	2014	2013	2012

Service cost	85	84	66	2	2	2
Interest cost	113	96	94	10	7	8
Expected return on plan assets	(139)	(120)	(113)	(2)	(2)	(2)
Amortization of actuarial loss	21	30	18	2	2	1
Amortization of past service cost	2	2	2	—	—	1
Amortization of regulatory asset	18	30	19	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	2	2	2
Net Benefit Cost Recognized	100	122	86	15	12	13

Schedule of the pre-tax amounts recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2014		2013		2012
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian dollars)

Net loss	354	40	236	32	362	33
Prior service cost	2	1	3	1	5	2
	356	41	239	33	367	35

Schedule of the pre-tax amounts recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2014		2013		2012
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian dollars)

Amortization of net loss from AOCI to OCI	(21)	(2)	(30)	(2)	(19)	(1)
Amortization of prior service costs from AOCI to OCI	(2)	—	(2)	—	(2)	—
Funded status adjustment	137	9	(96)	—	99	5
	114	7	(128)	(2)	78	4